SUPPLEMENTAL BALANCE SHEET DATA - Schedule of Other Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL BALANCE SHEET DATA.
Marketing accruals	$ 42.6	$ 47.3
Other taxes payables	12.7	7.5
Income tax payable	10.3	6.0
Current portion of operating lease liabilities	7.1	9.0
Current portion of finance lease liabilities	0.3	0.4
Other	10.7	8.8
Other accrued expenses	$ 83.7	$ 79.0